Loss per Share	12 Months Ended
Dec. 31, 2017
Loss Per Share [Abstract]
LOSS PER SHARE
17.	LOSS PER SHARE

The following is a reconciliation of the basic and diluted loss per share computation for the years ended December 31, 2017, 2016, and 2015:

	Year ended December 31,
	2017	2016	2015

Net loss attributable to the Company’s common shareholders
- from continuing operations	$(5,136,434)	$(9,609,735)	$(6,698,870)
- from discontinued operations, net of tax	-	(122,133)	(3,524,260)
Net loss attributable to the Company’s common shareholders	$(5,136,434)	$(9,731,868)	$(10,223,130)
Weighted average shares outstanding – Basic and diluted	17,312,586	10,422,765	5,990,552
Loss per share – Basic and diluted
- from continuing operations	$(0.30)	$(0.92)	$(1.12)
- from discontinued operations	-	(0.01)	(0.59)
Loss per share – Basic and diluted	$(0.30)	$(0.93)	$(1.71)

For the years ended December 31, 2017, 2016 and 2015, all the outstanding warrants and options were anti-dilutive.